[LOGO]
 EATON VANCE-Registered Trademark-
------------
MUTUAL FUNDS



[PHOTO]




                         Semiannual Report June 30, 2000


                                   EATON VANCE
                                    UTILITIES
                                      FUND



[PHOTO]


                                   [GRAPHIC]
                             75 YEARS OF EXCELLENCE
                                  EATON VANCE
                                      75TH
                                  ANNIVERSARY

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2000

INVESTMENT UPDATE

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------

[PHOTO]
Judith A. Saryan
Portfolio Manager


     THE ECONOMY

- In response to a strong economy and signs of rising inflation, the Federal Reserve Board raised the Federal Funds rate, a key barometer of short-term interest rates, on six occasions in the past 13 months. The Fed has been especially concerned that rising labor costs and increased demand, despite improvements in productivity, could lead to higher inflation.

- There is evidence that the Fed's series of rate hikes is starting to have the desired effect. Interest rate-sensitive sectors of the economy - especially housing and construction - have slowed significantly. Although still healthy, consumer spending has cooled off.

- Recent inflation indicators have been favorable. Wage gains, a source of concern in a tight labor market, showed little movement in May. Both the Producer Price Index and the Consumer Price Index have been benign, and the number of manufacturers experiencing price increases from suppliers dropped off sharply.

     THE STOCK MARKET

- The first half of 2000 was characterized by a return to earth for many high-flying technology stocks that led the market in recent years. The tech-heavy NASDAQ Index reached a record high in March, before increasingly valuation-sensitive investors - wary of interest rate hikes and second-quarter earnings warnings - took some air out of the balloon. A stronger performance in June pushed the NASDAQ's total return for 2000 to -2.5%.(1)

- The Dow Jones Index, primarily made up of what have come to be known as "Old Economy" stocks, benefited from investors' desire for solid earnings. Healthcare and drug companies fared particularly well. After a difficult first quarter, however, the Dow finished the first half of 2000 down 9.1%.(1)

THE FUND
--------------------------------------------------------------------------------

     THE PAST SIX MONTHS

- During the six months ended June 30, 2000, the Fund's Class A shares had a total return of -1.02%.(2) This return was the result of a decrease in net asset value (NAV)to $10.84 on June 30, 2000 from $11.65 on December 31, 1999, and the reinvestment of $0.060 per share in dividend income and $0.690 per share in capital gains.

- The Fund's Class B shares had a total return of -1.46%(2) during the period, the result of a decrease in NAVto $12.83 from $13.68, and the reinvestment of $0.02 per share in dividend income and $0.690 per share in capital gains.

- The Fund's Class C shares had a total return of -1.44%(2) during the period, the result of a decrease in NAVto $13.72 from $14.58, and the reinvestment of $0.02 per share in dividend income and $0.690 per share in capital gains.

- For comparison, during the six months ended June 30, 2000, the average return of funds included in the Lipper Utility Funds Classification was 1.61%.(1)

     MANAGEMENT DISCUSSION

- The Portfolio benefited from its holdings in electric utilities and natural gas companies, which performed well in the first half of 2000. Our strategy has been to research and invest in those companies we believe are best-positioned for growth in the changing utilities environment.

- Telecommunications was an important component of the Portfolio. Although this area underperformed the energy group, we believe that deregulation and merger activity, combined with rapid advances in technology and demand for wireless data and Internet services, have made telecommunications an area with superior growth potential.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

FUND INFORMATION

AS OF JUNE 30, 2000

PERFORMANCE(3)
                                              CLASS A   CLASS B   CLASS C

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                      23.13%    22.17%    22.24%
Five Years                                    20.14     19.15     18.63
Ten Years                                     13.98      N.A.      N.A.
Life of Fund+                                 15.04     13.16     12.82

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                      16.03%    17.20%    21.24%
Five Years                                    18.72     18.95     18.63
Ten Years                                     13.31      N.A.      N.A.
Life of Fund+                                 14.68     13.16     12.82

+Inception Dates - Class A: 12/18/81; Class B: 11/1/93; Class C:11/1/93

TEN LARGEST HOLDINGS(4) BY TOTAL NET ASSETS
-------------------------------------------------------
SBC Communications, Inc.                           6.0%
Energis                                            4.1
GTE Corp.                                          3.8
Dynegy, Inc. Class A                               3.3
Bell Atlantic Corp.                                2.5
Pinnacle West Capital Corp.                        2.4
Versatel Telecom International NV ADR              2.2
Duke Energy Corp.                                  2.0
US West, Inc.                                      2.0
Enron Corp.                                        1.9


(1) It is not possible to invest directly in an Index or a Lipper Classification. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 30.2% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investment in Utilities Portfolio, at
   value
   (identified cost, $456,122,398)        $555,707,536
Receivable for Fund shares sold                181,275
------------------------------------------------------
TOTAL ASSETS                              $555,888,811
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    382,677
Payable to affiliate for service fees           12,802
Dividends payable                                7,203
Payable to affiliate for Trustees' fees          1,129
Accrued expenses                               363,862
------------------------------------------------------
TOTAL LIABILITIES                         $    767,673
------------------------------------------------------
NET ASSETS                                $555,121,138
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $325,549,821
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost)                76,735,859
Accumulated undistributed net
   investment income                        53,250,320
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         99,585,138
------------------------------------------------------
TOTAL                                     $555,121,138
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $482,610,672
SHARES OUTSTANDING                          44,515,247
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      10.84
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $10.84)      $      11.50
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 64,390,446
SHARES OUTSTANDING                           5,017,795
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      12.83
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  8,120,020
SHARES OUTSTANDING                             591,914
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      13.72
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $46,551)             $  6,019,185
Interest allocated from Portfolio              616,156
Miscellaneous income allocated from
   Portfolio                                    75,040
Miscellaneous income                            20,668
Expenses allocated from Portfolio           (2,095,820)
------------------------------------------------------
NET INVESTMENT INCOME                     $  4,635,229
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      2,242
Distribution and service fees
   Class A                                     547,754
   Class B                                     316,124
   Class C                                      38,166
Transfer and dividend disbursing agent
   fees                                        349,397
Printing and postage                            19,542
Custodian fee                                   18,264
Registration fees                               15,160
Legal and accounting services                    8,094
Miscellaneous                                   19,570
------------------------------------------------------
TOTAL EXPENSES                            $  1,334,313
------------------------------------------------------

NET INVESTMENT INCOME                     $  3,300,916
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 77,432,825
   Foreign currency transactions               (17,958)
------------------------------------------------------
NET REALIZED GAIN                         $ 77,414,867
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(86,228,889)
   Foreign currency                              5,609
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(86,223,280)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (8,808,413)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (5,507,497)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      3,300,916  $       6,194,248
   Net realized gain                            77,414,867        125,079,556
   Net change in unrealized
      appreciation (depreciation)              (86,223,280)        43,682,523
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (5,507,497) $     174,956,327
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $     (2,647,937) $      (6,244,986)
      Class B                                      (96,203)          (299,749)
      Class C                                      (10,621)           (30,087)
   In excess of net investment income
      Class B                                           --            (22,519)
      Class C                                           --             (1,552)
   From net realized gain
      Class A                                  (29,843,628)       (85,788,426)
      Class B                                   (3,226,037)        (8,971,252)
      Class C                                     (363,730)          (783,772)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (36,188,156) $    (102,142,343)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      7,845,308  $       7,215,976
      Class B                                    8,747,110          9,756,289
      Class C                                    2,755,973          2,447,477
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                   26,537,180         73,428,828
      Class B                                    2,837,643          7,735,663
      Class C                                      316,340            668,605
   Cost of shares redeemed
      Class A                                  (24,676,085)       (43,507,543)
      Class B                                   (5,256,919)        (9,661,613)
      Class C                                     (768,339)        (1,290,706)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     18,338,211  $      46,792,976
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (23,357,442) $     119,606,960
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          JUNE 30, 2000     YEAR ENDED
NET ASSETS                                (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
At beginning of period                    $    578,478,580  $     458,871,620
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    555,121,138  $     578,478,580
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     53,250,320  $      52,704,165
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                          CLASS A
                                        ----------------------------------------------------------------------------
                                        SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2000       --------------------------------------------------------
                                        (UNAUDITED)(1)      1999(1)     1998(1)       1997        1996        1995
--------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                   $ 11.650        $10.150     $8.450      $8.770      $9.130      $  7.630
--------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------------
Net investment income                       $  0.071        $0.150      $0.251      $0.409      $0.626      $  0.523
Net realized and unrealized gain
   (loss)                                     (0.131)       3.773       1.721       0.887       (0.014)(2)     1.520
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $ (0.060)       $3.923      $1.972      $1.296      $0.612      $  2.043
--------------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------------
From net investment income                  $ (0.060)       $(0.162 )   $(0.235 )   $(0.331 )   $(0.522 )   $ (0.364)
In excess of net investment income                --           --          --          --          --         (0.039)
From net realized gain                        (0.690)       (2.261)     (0.037)     (1.243)     (0.450)       (0.078)
In excess of net realized gain                    --           --          --       (0.042)        --         (0.062)
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $ (0.750)       $(2.423 )   $(0.272 )   $(1.616 )   $(0.972 )   $ (0.543)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $ 10.840        $11.650     $10.150     $8.450      $8.770      $  9.130
--------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                (1.02)%      40.75%      23.78%      16.18%       7.00%         27.52%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                 $482,611        $509,845    $409,178    $370,457    $401,974    $457,879
Ratios (As a percentage of average
   daily net assets):
   Operating expenses(4)                        1.10%(5)     1.08%       1.11%       1.12%       1.20%          1.16%
   Interest expense(4)                            --(5)(6)     --(6)     0.16%       0.01%       0.03%          0.03%
   Net investment income                        1.24%(5)     1.33%       2.75%       4.06%       5.59%          4.49%
Portfolio Turnover of the Portfolio               59%          93%         78%        169%        166%           103%
--------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.
 (6)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          CLASS B
                                        --------------------------------------------
                                        SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2000       ------------------------
                                        (UNAUDITED)(1)       1999(1)       1998(1)
------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                    $13.680          $11.610       $ 9.670
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment income                        $ 0.032          $ 0.076       $ 0.209
Net realized and unrealized gain
   (loss)                                     (0.172)           4.337         1.970
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $(0.140)         $ 4.413       $ 2.179
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net investment income                   $(0.020)         $(0.076)      $(0.202)
In excess of net investment income                --           (0.006)           --
From net realized gain                        (0.690)          (2.261)       (0.037)
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $(0.710)         $(2.343)      $(0.239)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $12.830          $13.680       $11.610
------------------------------------------------------------------------------------

TOTAL RETURN(2)                                (1.46)%          39.71%        22.89%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                           $64,390          $62,285       $45,958
Ratios (As a percentage of average
   daily net assets):
   Operating expenses(3)                        1.86%(4)         1.82%         1.85%
   Interest expense(3)                            --(4)(5)         --(5)       0.16%
   Net investment income                        0.48%(4)         0.59%         2.01%
Portfolio Turnover of the Portfolio               59%              93%           78%
------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                          CLASS C
                                        --------------------------------------------
                                        SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2000       ------------------------
                                        (UNAUDITED)(1)       1999(1)       1998(1)
------------------------------------------------------------------------------------
Net asset value -- Beginning of
   period                                    $14.580          $12.270       $10.190
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment income                        $ 0.034          $ 0.078       $ 0.220
Net realized and unrealized gain
   (loss)                                     (0.184)           4.589         2.082
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $(0.150)         $ 4.667       $ 2.302
------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------
From net investment income                   $(0.020)         $(0.091)      $(0.185)
In excess of net investment income                --           (0.005)           --
From net realized gain                        (0.690)          (2.261)       (0.037)
------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $(0.710)         $(2.357)      $(0.222)
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $13.720          $14.580       $12.270
------------------------------------------------------------------------------------

TOTAL RETURN(2)                                (1.44)%          39.67%        22.88%
------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                  $ 8,120          $ 6,349       $ 3,736
Ratios (As a percentage of average
   daily net assets):
   Operating expenses(3)                        1.87%(4)         1.85%         1.89%
   Interest expense(3)                            --(4)(5)         --(5)       0.16%
   Net investment income                        0.48%(4)         0.57%         1.99%
Portfolio Turnover of the Portfolio               59%              93%           78%
------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.
 (5)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Utilities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Utilities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $82,031,415 as a long-term capital gain distribution for its taxable year ended December 31, 1999.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to distribute monthly substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute at least annually substantially all of its net realized capital gains so allocated. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions only for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              681,012            637,060
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     2,244,882          6,712,318
    Redemptions                                     (2,158,967)        (3,894,436)
    -----------------------------------------------------------------------------
    NET INCREASE                                       766,927          3,454,942
    -----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              646,376            736,414
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       202,179            603,765
    Redemptions                                       (384,749)          (744,478)
    -----------------------------------------------------------------------------
    NET INCREASE                                       463,806            595,701
    -----------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 1999
    -----------------------------------------------------------------------------
    Sales                                              188,073            176,541
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                        21,076             49,012
    Redemptions                                        (52,669)           (94,581)
    -----------------------------------------------------------------------------
    NET INCREASE                                       156,480            130,972
    -----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $25,495 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2000.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares
   (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/366 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $242,189 and $28,751 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2000, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2000, the amount of Uncovered Distribution Charges EVD calculated under the Plan were approximately $446,000 and $1,072,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended June 30, 2000 amounted to $547,754, $73,935, and $9,415 for Class A, Class B, and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers of the above organizations.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (See Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $26,000 and $1,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the six months ended June 30, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investments in the Portfolio for the six months ended June 30, 2000, aggregated $19,489,762 and $38,678,708, respectively.

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 87.9%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.2%
-----------------------------------------------------------------------
Comcast Corp., Class A(1)                        75,000    $  3,037,500
Ovation, Inc.(1)(2)                             285,787       2,857,870
Young Broadcasting, Inc., Class A(1)             25,000         642,187
-----------------------------------------------------------------------
                                                           $  6,537,557
-----------------------------------------------------------------------
Communications Equipment -- 4.1%
-----------------------------------------------------------------------
Alcatel ADR                                     135,000    $  8,977,500
Cable Design Technologies Corp.(1)              160,000       5,360,000
LM Ericsson Telephone Co., ADR                   70,000       1,400,000
Lucent Technologies, Inc.                        80,000       4,740,000
Nokia Corp. ADR                                  15,000         749,062
Spectrum Control, Inc.(1)                       100,000       1,362,500
-----------------------------------------------------------------------
                                                           $ 22,589,062
-----------------------------------------------------------------------
Computer Software -- 0.1%
-----------------------------------------------------------------------
SilverStream Software, Inc.(1)                   12,500    $    721,875
-----------------------------------------------------------------------
                                                           $    721,875
-----------------------------------------------------------------------
Electric Utilities -- 15.8%
-----------------------------------------------------------------------
AES Corp.(1)                                    155,000    $  7,071,875
Calpine Corp.(1)                                 60,000       3,945,000
Cleco Corp.                                     300,000      10,050,000
DQE, Inc.                                       240,000       9,480,000
Edison International                             50,000       1,025,000
FPL Group, Inc.                                  75,000       3,712,500
Kansas City Power and Light Co.                 165,000       3,712,500
Montana Power Co.                                30,800       1,087,625
National Grid Group plc(3)                      800,000       6,309,920
Niagra Mohawk Holdings, Inc.(1)                  40,000         557,500
NRG Energy, Inc.(1)                             200,300       3,655,475
Pinnacle West Capital Corp.                     400,000      13,550,000
ScottishPower plc ADR                           160,500       5,366,719
Sierra Pacific Resources                        144,000       1,809,000
Southern Co. (The)                              175,000       4,079,687
TXU Corp.                                        75,000       2,212,500
Unicom Corp.                                    270,000      10,445,625
-----------------------------------------------------------------------
                                                           $ 88,070,926
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Gas Utilities -- 7.2%
-----------------------------------------------------------------------
Coastal Corp. (The)                             150,000    $  9,131,250
Columbia Energy Group                            75,000       4,921,875
El Paso Energy Corp.                             40,000       2,037,500
Kinder Morgan, Inc.                             150,000       5,184,375
National Fuel Gas Co.                           125,000       6,093,750
NICOR, Inc.                                     155,000       5,056,875
San Juan Basin Royalty Trust                    500,000       5,000,000
Williams Cos., Inc. (The)                        60,000       2,501,250
-----------------------------------------------------------------------
                                                           $ 39,926,875
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.1%
-----------------------------------------------------------------------
Coflexip SA ADR                                  43,100    $  2,607,550
Santa Fe International Corp.                      5,000         174,687
Tidewater, Inc.                                 100,000       3,600,000
-----------------------------------------------------------------------
                                                           $  6,382,237
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 4.2%
-----------------------------------------------------------------------
Burlington Resources, Inc.                      110,000    $  4,207,500
Devon Energy Corp.                               25,000       1,404,687
EOG Resources, Inc.                              60,000       2,010,000
Mitchell Energy & Development Corp.,
Class A                                          67,400       2,165,225
Pioneer Natural Resources Co.(1)                125,000       1,593,750
Swift Energy Co.(1)                              75,000       2,128,125
Talisman Energy, Inc.(3)                        300,000       9,937,500
-----------------------------------------------------------------------
                                                           $ 23,446,787
-----------------------------------------------------------------------
REITS -- 0.6%
-----------------------------------------------------------------------
Annaly Mortgage, Inc. 144A(1)(4)                350,000    $  3,171,875
-----------------------------------------------------------------------
                                                           $  3,171,875
-----------------------------------------------------------------------
Telecommunication Equipment -- 0.3%
-----------------------------------------------------------------------
Cabletron Systems, Inc.(1)                       70,000    $  1,767,500
-----------------------------------------------------------------------
                                                           $  1,767,500
-----------------------------------------------------------------------
Telecommunications Services -- 21.5%
-----------------------------------------------------------------------
Adelphia Business Solutions, Inc.(1)            100,000    $  2,318,750
Alamosa PCS Holdings, Inc.(1)                    10,000         208,750
Allegiance Telecom, Inc.(1)                      20,000       1,280,000
Cable & Wireless plc ADR                         90,000       4,505,625

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telecommunications Services (continued)
-----------------------------------------------------------------------
Call-Net Enterprises Inc., Class B(1)           160,000    $    390,000
China Unicom, Ltd. ADR(1)                           200           4,250
Clearnet Communications, Inc.(1)                 12,500         347,070
COLT Telecom Group plc ADR(1)                    10,000       1,356,250
ECI Telecom, Ltd.                               150,000       5,362,500
Energis (3)(1)                                  605,000      22,696,212
Global TeleSystems, Inc.                        375,000       4,523,437
GT Group Telecom, Inc., Class B(1)               35,000         553,437
Helsingin Puhelin Oyj(3)                         73,850       7,263,244
Koninklijke KPN NV ADR                           20,866         937,666
Microcell Telecommunications, Inc.(1)            70,000       2,528,750
Net2000 Communications, Inc.(1)                  15,000         245,625
Netcom Systems, AB(3)                           100,000       7,422,420
Nextel Communications, Inc., Class A(1)          15,000         917,812
NEXTLINK Communications, Inc.(1)                 80,000       3,035,000
Partner Communications Co., Ltd. ADR(1)         125,000       1,187,500
Primus Telecommunications Group, Inc.(1)         70,000       1,741,250
RSL Communications, Ltd.(1)                     135,000       1,544,063
Tele1 Europe Holding AB ADR(1)                   75,000         904,688
Telecom Italia Mobile(3)                        900,000       9,231,210
Thus plc(3)                                     250,000       1,048,375
UbiquiTel, Inc.(1)                              300,000       2,831,250
US Unwired, Inc., Class A(1)                     65,000         845,000
Versatel Telecom International NV ADR(1)        285,000      12,290,625
Viatel, Inc.(1)                                  37,500       1,071,094
Vodafone AirTouch plc ADR                        80,000       3,315,000
Vodafone Group PLC                            1,743,938       7,049,172
WorldCom, Inc.(1)                               225,000      10,321,875
-----------------------------------------------------------------------
                                                           $119,277,900
-----------------------------------------------------------------------
Telephone Utilities -- 19.9%
-----------------------------------------------------------------------
Alltel Corp.                                    130,000    $  8,051,875
AT&T Corp.                                       80,000       2,530,000
Bell Atlantic Corp.                             275,000      13,973,438
BellSouth Corp.                                 235,000      10,016,875
CenturyTel, Inc.                                180,000       5,175,000
GTE Corp.                                       340,000      21,165,000
SBC Communications, Inc.                        770,000      33,302,500
Sprint Corp.                                    100,000       5,100,000
US West, Inc.                                   130,000      11,147,500
-----------------------------------------------------------------------
                                                           $110,462,188
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Utilities - Electrical and Gas -- 11.9%
-----------------------------------------------------------------------
CMS Energy Corp.                                 50,000    $  1,106,250
Constellation Energy Group                      145,000       4,721,563
Dominion Resources, Inc.                        175,000       7,503,125
Duke Energy Corp.                               200,000      11,275,000
Dynegy, Inc., Class A                           270,000      18,444,375
Enron Corp.                                     165,000      10,642,500
MDU Resources Group, Inc.                       125,000       2,703,125
Nisource, Inc.                                  200,000       3,725,000
SCANA Corp.                                     260,000       6,272,500
-----------------------------------------------------------------------
                                                           $ 66,393,438
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $417,538,021)                          $488,748,220
-----------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 8.9%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Gas Utilities -- 3.5%
-----------------------------------------------------------------------
El Paso Energy Capital Trust                    300,000    $ 19,312,500
-----------------------------------------------------------------------
                                                           $ 19,312,500
-----------------------------------------------------------------------
Telephone Utilities -- 5.4%
-----------------------------------------------------------------------
Omnipoint Corp.(4)                              180,000    $ 30,420,000
-----------------------------------------------------------------------
                                                           $ 30,420,000
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $23,725,148)                           $ 49,732,500
-----------------------------------------------------------------------

CONVERTIBLE BONDS -- 2.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Bell Atlantic Financial, 4.25%,
9/15/05(4)                                 $      5,500    $  6,737,500
NTL, Inc., 7.00%, 12/15/08(4)                     3,000       4,905,000
Ovation, Inc. (PIK), 9.75%, 2/23/01(2)            3,269       3,268,752
-----------------------------------------------------------------------
Total Convertible Bonds
   (identified cost, $12,545,002)                          $ 14,911,252
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COMMERCIAL PAPER -- 1.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Associates Corp. of North America,
6.89%, 7/3/00                              $      5,890    $  5,887,746
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $5,887,745)                         $  5,887,746
-----------------------------------------------------------------------
Total Investments -- 100.6%
   (identified cost $459,695,916)                          $559,279,718
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.6)%                   $ (3,572,148)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $555,707,570
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 (PIK) - Payment in kind.
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Foreign security.
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $459,695,916)        $559,279,718
Cash                                             4,157
Interest and dividends receivable            1,428,277
Miscellaneous receivable                        15,213
Tax reclaim receivable                           9,413
------------------------------------------------------
TOTAL ASSETS                              $560,736,778
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  4,980,128
Payable to affiliate for Trustees' fees          6,514
Accrued expenses                                42,566
------------------------------------------------------
TOTAL LIABILITIES                         $  5,029,208
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $555,707,570
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $456,122,430
Net unrealized appreciation (computed on
   the basis of identified cost)            99,585,140
------------------------------------------------------
TOTAL                                     $555,707,570
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes,
   $46,551)                               $  6,019,185
Interest                                       616,156
Miscellaneous                                   75,040
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  6,710,381
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  1,877,128
Trustees fees and expenses                      13,180
Custodian fee                                  161,530
Legal and accounting services                   25,675
Interest expense                                16,382
Miscellaneous                                    1,925
------------------------------------------------------
TOTAL EXPENSES                            $  2,095,820
------------------------------------------------------

NET INVESTMENT INCOME                     $  4,614,561
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 77,432,829
   Foreign currency transactions               (17,958)
------------------------------------------------------
NET REALIZED GAIN                         $ 77,414,871
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(86,228,894)
   Foreign currency                              5,609
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(86,223,285)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (8,808,414)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (4,193,853)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      4,614,561  $       8,403,351
   Net realized gain                            77,414,871        125,079,564
   Net change in unrealized
      appreciation (depreciation)              (86,223,285)        43,682,525
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (4,193,853) $     177,165,440
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     19,489,762  $      20,219,337
   Withdrawals                                 (38,678,708)       (77,910,493)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (19,188,946) $     (57,691,156)
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (23,382,799) $     119,474,284
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    579,090,369  $     459,616,085
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    555,707,570  $     579,090,369
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                        SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2000       --------------------------------------------------------
                                        (UNAUDITED)           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average
   net assets):
   Operating expenses                           0.73%(1)       0.72%       0.72%       0.74%       0.82%        0.81%
   Interest expense                               --(1)(2)       --(2)     0.16%       0.01%       0.03%        0.03%
   Net investment income                        1.60%(1)       1.68%       3.13%       4.42%       5.94%        4.83%
Portfolio Turnover                                59%            93%         78%        169%        166%         103%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                                 $555,708        $579,090    $459,616    $413,409    $455,067    $521,670
--------------------------------------------------------------------------------------------------------------------

 (1)  Annualized.
 (2)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Utilities Portfolio (the Portfolio), is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve a high level of total return, consisting of capital appreciation and relatively predictable income by investing principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Under normal circumstances the Portfolio invests at least 65% of its total assets in common stocks of utilities companies. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Option Accounting Principles -- Upon the writing of a covered call option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing call options which expire are treated as realized gains. Premiums received from writing call options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as writer of a call option, may have no control over whether the underlying securities may be sold and, as a result, bears the market risk for an unfavorable change in the price of the securities underlying the written option.

 F Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates, security prices, commodity prices or currency exchange rates. Should interest rates, security prices, commodity prices or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy.

 G Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2000, $3,598 credit balances were used to reduce the Portfolio's custodian fee.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 K Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. In addition, the Trustees voted to accept a waiver of BMR's compensation so that advisory fees paid will not exceed 0.65% on an annual basis on assets up to $500 million and at reduced rates thereafter. For the six months ended June 30, 2000, the fee was equivalent to 0.65% (annualized) of the Portfolio's average daily net assets for such period and amounted to $1,877,128. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $337,305,398 and $345,261,606, respectively.

UTILITIES PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $459,695,916
    ------------------------------------------------------
    Gross unrealized appreciation             $123,024,772
    Gross unrealized depreciation              (23,440,970)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 99,583,802
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 2000 was $376,374 and the average interest rate was 6.80%. At
   June 30, 2000, the Portfolio did not have a loan outstanding under this agreement.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2000 there were no outstanding obligations under these financial instruments.

EATON VANCE UTILITIES FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE UTILITIES FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

UTILITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Judith A. Saryan
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF UTILITIES PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109



ADMINISTRATOR OF EATON VANCE UTILITIES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653
(800) 262-1122



EATON VANCE UTILITIES FUND
THE EATON VANCE BUILDING
255 State Street
Boston, MA 02109




--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
159-8/00                                                                  UTSRC